Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2022	2023
	RMB	RMB
Accounts receivable	22,543	52,444
Allowance for doubtful accounts	(126)	(136)
Accounts receivable, net	22,417	52,308

Schedule of movement of allowance for doubtful accounts
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	838	878	126
Additions for the year	50	—	—
Written off for the year	—	(748)	—
Foreign currency translation difference	(10)	(4)	10
Balance at the end of year	878	126	136